Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Liabilities
Accrued Liabilities

11. Accrued Liabilities

Accrued liabilities as of December 31, 2025, and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
Accrued expenses (1)	$40,655	$40,308
Accrued interest	7,072	6,618
Total	$47,727	$46,926

(1)	As of December 31, 2025, accrued expenses include $9,476 (December 31, 2024: $8,191), which reflects 1.00% commission payable to the commercial manager based on the purchase price of already acquired vessels that has been deferred and will be paid upon request of the commercial manager (see Note 14).